Shareholder Report, Line Graph (Details) 195365_Hardman Johnston International Growth Fund_Retail Shares_TSR Annual {Retail Shares} - USD ($)									12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Sep. 17, 2018	Oct. 31, 2025
Retail Shares
Account Value [Line Items]
Line Graph and Table Measure Name									Retail Shares
Accumulated Value	$ 12,730	$ 10,233	$ 9,028	$ 14,903	$ 11,424	$ 9,884	$ 8,866	$ 10,000	$ 17,430
MSCI ACWI ex USA Net Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI ACWI ex USA Net Index (USD)
Accumulated Value	13,817	11,113	9,916	13,174	10,160	10,432	9,376	10,000	$ 17,262
MSCI EAFE Net Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI EAFE Net Index (USD)
Accumulated Value	$ 14,078	$ 11,449	$ 10,008	$ 12,997	$ 9,686	$ 10,400	$ 9,366	$ 10,000	$ 17,321